Schedule of financing costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating And Non-operating Costs
Interest on bank loan	$ 5	$ 10
Interest on government loans	16	23
Interest on lease obligations	47	27
Interest on loan payable	17
Interest on accounts payable	4	1
Total financing costs	$ 89	$ 61